Taxation - Reconciliation of income tax (expenses) benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Loss before income tax from continuing operations	¥ (927,188)	$ (127,024)	¥ (1,290,722)	¥ (5,627,504)
Loss before income tax from discontinued operations	(5,211)	(714)	(12,642)
Loss before income tax including discontinued operations	(932,399)	$ (127,738)	(1,303,364)	(5,627,504)
Tax calculated at statutory income tax rate of 25% in Mainland China	(233,100)		(325,841)	(1,406,876)
Tax effects of:
Differing tax rates in different jurisdictions	77,346		65,790	1,272,471
Expenses not deductible for income tax purposes	89,191		122,634	137,862
Deductible temporary differences not recognized	24,449		23,771
Tax losses not recognized	24,792		140,493	37,283
Utilization of deductible temporary differences previously not recognized			(17,657)
Utilization of tax losses previously not recognized	(635)		(1,660)	(30,879)
Tax exemptions			(456)
Others			(3,288)
Income tax expense/(credit)	¥ (17,957)		¥ 3,786	¥ 9,861